Customer and Supplier Concentration - Schedule of Concentration Risk (Details) - USD ($)		3 Months Ended		12 Months Ended
		Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Accounts receivable		$ 8,240	$ 87,053	$ 464,657	$ 909,466	[1]
Vendor One [Member]
Concentration risk percentage				37.00%	2.00%
Accounts receivable				$ (61,000)	$ (229,000)
Vendor Two [Member]
Concentration risk percentage	[2]			34.00%	32.00%
Accounts receivable	[2]			$ 4,325,000	$ 3,618,000
Revenue [Member] | Customer One [Member]
Concentration risk percentage		13.00%
Accounts receivable		$ 45,000
Revenue [Member] | Customer Two [Member]
Concentration risk percentage		12.00%
Accounts receivable		$ (111,000)
Revenue [Member] | Customer Three [Member]
Concentration risk percentage		11.00%
Accounts receivable		$ (654,000)
Revenue [Member] | One Customer [Member]
Concentration risk percentage				12.00%	13.00%
Accounts receivable				$ 372,000	$ 11,917
Revenue [Member] | Two Customer [Member]
Concentration risk percentage				11.00%	1.00%
Accounts receivable				$ 634,000	$ 162,300
Purchases [Member] | Vendor One [Member]
Concentration risk percentage	[3]	44.00%
Accounts payable	[2]	$ 4,611,000
Purchases [Member] | Vendor Two [Member]
Concentration risk percentage		29.00%
Accounts payable		$ (7,000)

[1]	Financial information has been retrospectively adjusted for the acquisitions of Mimio and Genesis.
[2]	EDI, a related party. See note 15.
[3]	EDI, a related party. See note 13.